EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.01 Schedule 7

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
2086581			Loan Purpose	Purchase	Refinance
2087699			Loan Purpose	Purchase	Refinance
2086611			Occupancy	Second Home	Primary Residence
2086605			Property Rights	Lease Hold	Fee Simple